BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Recasts

The following table presents the changes as a result of the merger of the entity under common control to previously reported amounts in the audited consolidated statements of operations for the years ended December 31, 2020 and 2019 included in the Company’s annual report on Form 10-K for the year ended December 31, 2020.

		Common
		Control	Total
	As Reported	Entity	(Recast)

	(In Millions)
For The Year Ended December 31, 2020
Net income	$342	$(108)	$234
Total comprehensive income	$2,471	$(102)	$2,369
For The Year Ended December 31, 2019
Net income	$553	$(126)	$427
Total comprehensive income	$3,365	$(117)	$3,248